SCHEDULE OF EFFECTIVE TAX RATE (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Effect of income tax holiday	(139.00%)	(12.00%)	(12.00%)	(11.00%)	(9.50%)
Permanent difference	13.70%	0.60%	0.60%	0.10%	0.50%
Research and development deduction	(1862.40%)	(5.40%)	(5.40%)	(4.20%)	(3.40%)
Change in valuation allowance	2148.10%	7.50%	9.80%	7.00%	2.50%
Effective tax rate	185.40%	15.70%	18.00%	16.90%	15.10%